Submission	Jul. 31, 2025
Submission [Line Items]
Central Index Key	0000917520
Registrant Name	INTEGRA LIFESCIENCES HOLDINGS CORP
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES